Income taxes (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Income taxes
Deductible Scientific Research & Experimental expenditures	$ 51,300	$ 70,308	$ 48,905	$ 70,308
Investment tax credits	$ 9,433	$ 12,929	$ 8,993	$ 12,929